Operating Segments (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
No external customer [Member]
Operating Segments (Details) [Line Items]
Corporation’s revenue	10.00%
Chile and Colombia [Member]
Operating Segments (Details) [Line Items]
Income derived	19.50%
Chile, Colombia and Mexico [Member]
Operating Segments (Details) [Line Items]
Income derived		20.70%